Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Inventories
INVENTORIES
Gold-in-process and stockpiles	325.0	305.4
Consumable stores	176.5	220.9

Total inventories	501.5	526.3
Heap leach and stockpiles inventories included in non-current assets[4]	(133.3)	(132.8)

Total current inventories[5]	368.2	393.5

[4]	Heap leach and stockpiles inventories will only be processed at the end of life-of-mine.
[5]	The cost of consumable stores consumed during the year and included in cost of sales amounted to US$280.0 million (2017: US$346.7 million).